23. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENT

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements and has not identified events with material financial impact on the Company’s consolidated financial statements.